Document and Entity Information	Jun. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000351817
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	SilverBow Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-8754
Entity Tax Identification Number	20-3940661
Entity Address, Address Line One	920 Memorial City Way
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	874-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SBOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false